CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
OPERATING ACTIVITIES
Net loss	$ (130,704)	$ (136,157)
Items not affecting operating cash:
Share-based compensation (Note 14 (iv))	3,896	7,796
Depreciation and amortization (Note 9 and Note 10)	31,033	17,958
Loss on disposal of property, plant and equipment	2,426	778
Impairment losses (Note 6, Note 9, Note 10 and Note 16)	6,946	42,771
Fair value adjustment to biological assets (Note 7)	(5,742)	(2,853)
Financing costs	2,960	6,008
Investment income	(854)	(308)
Share of loss from investments in associates (Note 16)	1,118	1,201
Change in fair value of contingent consideration (Note 15(i))	3,558	(886)
Change in legal provision	2,750	0
Change in fair value of derivative liabilities (Note 13)	29,025	0
Share issue costs allocated to derivative warrants (Note 13)	803	0
Deferred tax expense	0	(10,471)
Changes in non-cash working capital:
Net change in accounts receivable	(6,007)	1,794
Net change in biological assets	(986)	18,111
Net change in inventories	29,669	27,530
Net change in accounts payable and accrued liabilities	2,062	(27,995)
Net change in prepaid expenses and deferred charges	(542)	9,598
Net cash used in operating activities	(28,589)	(45,125)
FINANCING ACTIVITIES
Proceeds from equity financing, net of issue costs (Note 14(iii))	0	99,997
Proceeds from unit financing, net of issue costs (Note 13 and Note 14(iii))	64,839	0
Private placement, net of issue costs (Note 13 and Note 14(iii))	220,037	0
Payment of lease liabilities, net of sublease receipts (Note 15(ii))	(1,344)	(897)
Payment of long-term debt (Note 12)	(115,059)	(55)
Proceeds from long-term debt, net of issue costs of $nil (2020 - $705) (Note 12)	0	64,295
Stock options and warrants exercised (Note 14)	8,387	1,069
Interest and fees paid on long-term debt	(2,397)	(4,043)
Net cash provided by financing activities	174,463	160,366
INVESTING ACTIVITIES
Purchase of short-term investments	(120,020)	(50,000)
Proceeds from short-term investments	50,072	135
Investment income	782	393
Investments in associates (Note 16)	(2,539)	0
Restricted funds	(31,109)	(8,000)
Loan advance	0	(2,071)
Proceeds on sale of property, plant and equipment	34	0
Purchase of property, plant and equipment (Note 9)	(11,791)	(77,223)
Purchase of intangible assets (Note 10)	(538)	(1,430)
Net cash used in investing activities	(115,109)	(138,196)
INCREASE (DECREASE) IN CASH	30,765	(22,955)
CASH POSITION
Beginning of period	24,600	47,555
End of period	$ 55,365	$ 24,600